SCHEDULE OF SUBJECT TO POSSIBLE REDEMPTION (Details) - Alpha Time Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds				$ 69,000,000	$ 69,000,000
Proceeds allocated to Public Rights				(100)	(100)
Plus: Accretion of carrying value to redemption value	$ 165,000		330,000	7,737,382	8,427,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)			1,463,005	1,574,062	3,130,199
Ordinary shares subject to possible redemption	52,553,058		52,553,058		74,062,199
Redemption of public shares			(23,302,146)
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds					69,000,000
Proceeds allocated to Public Rights					(621,000)
Proceeds allocated to Public Warrants					(1,104,000)
Allocation of offering costs related to redeemable shares					(4,770,382)
Plus: Accretion of carrying value to redemption value					7,737,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)			1,793,005		3,820,199
Ordinary shares subject to possible redemption	$ 52,553,058		52,553,058		$ 74,062,199
Redemption of public shares			$ (23,302,146)